T. Rowe Price New Income Fund, Inc. (Prospectus Summary) | T. Rowe Price New Income Fund, Inc.
New Income Fund
Investment Objective(s)
The fund seeks to maximize total return through income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price New Income Fund, Inc. (Prospectus Summary) - T. Rowe Price New Income Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class	R Class	Z Class
Maximum account fee	$ 20	[1]	none	none	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price New Income Fund, Inc. (Prospectus Summary) - T. Rowe Price New Income Fund, Inc.		Investor Class	I Class	Advisor Class	R Class		Z Class
Management fees	[1]	0.38%	0.38%	0.38%	0.38%		0.38%
Distribution and service (12b-1) fees		none	none	0.25%	0.50%	[2]	none
Other expenses		0.13%	0.01%	0.20%	0.45%		none
Total annual fund operating expenses		0.51%	0.39%	0.83%	1.33%		0.38%
Fee waiver/expense reimbursement	[1],[3]	none	none	none	(0.18%)	[4]	(0.38%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	[1],[3]	0.51%	0.39%	0.83%	1.15%	[4]	none	[5]
[1]	T. Rowe Price Associates, Inc., has contractually agreed (at least through September 30, 2021) to waive a portion of the fund’s management fees so that an individual fund fee of 0.0765% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[2]	Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0.48%.
[3]	Restated to reflect current fees.
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 1.15% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.15%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.15%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price
[5]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price New Income Fund, Inc. (Prospectus Summary) - T. Rowe Price New Income Fund, Inc. - USD ($)	Investor Class	I Class	Advisor Class	R Class	Z Class
1 Year	$ 52	$ 40	$ 85	$ 117	none
3 Years	164	125	265	404	none
5 Years	285	219	460	712	none
10 Years	$ 640	$ 493	$ 1,025	$ 1,586	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 153.7% of the average value of its portfolio.
Principal Investment Strategies

The fund will invest at least 80% of its net assets in income-producing securities, which may include, but are not limited to, U.S. government and agency obligations, mortgage- and asset-backed securities (including commercial mortgage-backed securities), corporate bonds, foreign bonds, and Treasury Inflation Protected Securities. For purposes of determining whether the fund invests at least 80% of its net assets in bonds, the fund includes derivative instruments that are linked to, or provide investment exposure to, bonds.

Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what the fund believes are favorable total return (income plus increases in principal value) characteristics.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (i.e., rated in one of the four highest rating categories) by each of the major credit rating agencies (S&P Global Ratings, Moody’s, and Fitch) that have assigned a rating to the security or, if unrated, deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of the fund’s net assets may be invested in “split-rated securities,” which are securities that have been rated investment grade by at least one rating agency but below investment grade by another rating agency. The fund may invest up to 20% of its net assets in non-U.S. dollar-denominated foreign debt securities (including securities of issuers in emerging markets) and take currency positions to hedge this exposure as well as to capture appreciation from favorable currency changes. In addition, the fund may maintain a net exposure of up to 5% of its net assets in instruments (through direct holdings and derivatives) that have received below investment-grade ratings from each of the rating agencies that have assigned ratings to the instruments or, if unrated, deemed to be below investment-grade quality by T. Rowe Price (including high yield or “junk” bonds).

The fund has considerable flexibility in seeking high income. There are no maturity restrictions so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term bonds. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

The fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

While most assets will typically be invested in bonds, the fund also uses interest rate futures, credit default swaps and forward currency exchange contracts in keeping with its objective(s). Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Credit default swaps are used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s).The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

LIBOR Transition Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.

TBAs and dollar rolls Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the fund to potential losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Forward settling securities, such as TBAs, involve leverage because they magnify investment risks and can cause losses to be realized more quickly. In addition, the fund’s portfolio turnover rate and transaction costs are increased when the fund enters into dollar roll transactions.

Derivatives The use of interest rate futures, forward currency exchange contracts, and credit default swaps potentially exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated interest rate movements, the creditworthiness of an issuer, or expected changes in currency values and currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance and impair the fund’s efforts to reduce its overall volatility. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Portfolio turnover High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

The fund’s return for the six months ended 6/30/20 was 2.58%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/2019	3.27%	Worst Quarter	12/31/2016	-3.09%

Average Annual Total Returns Periods ended December 31, 2019

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns - T. Rowe Price New Income Fund, Inc. (Prospectus Summary) - T. Rowe Price New Income Fund, Inc.	Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index		8.72%	3.05%	3.75%	3.40%	[1]
Lipper Core Bond Funds Average	Lipper Core Bond Funds Average
Lipper Core Bond Funds Average		8.70%	2.86%	3.79%	3.28%	[2]
Investor Class		9.26%	3.03%	3.76%	none		Aug. 31, 1973
Investor Class | After Taxes on Distributions		7.97%	1.86%	2.48%	none
Investor Class | After Taxes on Distributions and Sales		5.46%	1.79%	2.39%	none
I Class		9.39%	none	none	3.59%		Aug. 28, 2015
Advisor Class		8.91%	2.76%	3.48%	none		Sep. 30, 2002
R Class		8.57%	2.42%	3.17%	none		Sep. 30, 2002
Z Class		none	none	none	none		Mar. 16, 2020
[1]	Return since 8/28/15.
[2]	Return since 8/31/15.

Updated performance information is available through troweprice.com.